Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP – Wellington Large Cap Value Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP – Wellington Large Cap Value Fund Class 1 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CTIVP – Wellington Large Cap Value Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP – Wellington Large Cap Value Fund Class 1 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP – Wellington Large Cap Value Fund Class 1 | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – Wellington Large Cap Value Fund Class 1 | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP – Wellington Large Cap Value Fund Class 1 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP – Wellington Large Cap Value Fund Class 1 | Cognizant Technology Solutions Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP – Wellington Large Cap Value Fund Class 1 | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – Wellington Large Cap Value Fund Class 1 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – Wellington Large Cap Value Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
CTIVP – Wellington Large Cap Value Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
CTIVP – Wellington Large Cap Value Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
CTIVP – Wellington Large Cap Value Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
CTIVP – Wellington Large Cap Value Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
CTIVP – Wellington Large Cap Value Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
CTIVP – Wellington Large Cap Value Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
CTIVP – Wellington Large Cap Value Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – Wellington Large Cap Value Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
CTIVP – Wellington Large Cap Value Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP – Wellington Large Cap Value Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP – Wellington Large Cap Value Fund Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
CTIVP – Wellington Large Cap Value Fund Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – Wellington Large Cap Value Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP – Wellington Large Cap Value Fund Class 2 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CTIVP – Wellington Large Cap Value Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CTIVP – Wellington Large Cap Value Fund Class 2 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP – Wellington Large Cap Value Fund Class 2 | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – Wellington Large Cap Value Fund Class 2 | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP – Wellington Large Cap Value Fund Class 2 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP – Wellington Large Cap Value Fund Class 2 | Cognizant Technology Solutions Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP – Wellington Large Cap Value Fund Class 2 | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – Wellington Large Cap Value Fund Class 2 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – Wellington Large Cap Value Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
CTIVP – Wellington Large Cap Value Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
CTIVP – Wellington Large Cap Value Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
CTIVP – Wellington Large Cap Value Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
CTIVP – Wellington Large Cap Value Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
CTIVP – Wellington Large Cap Value Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
CTIVP – Wellington Large Cap Value Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
CTIVP – Wellington Large Cap Value Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – Wellington Large Cap Value Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
CTIVP – Wellington Large Cap Value Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP – Wellington Large Cap Value Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP – Wellington Large Cap Value Fund Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
CTIVP – Wellington Large Cap Value Fund Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%